Equity-based compensation - Additional information (Details) - shares shares in Millions	Apr. 09, 2019	Apr. 08, 2019	Jun. 30, 2019
Share-Based Payment Arrangements [Abstract]
Number of other equity instruments granted in share-based payment arrangement (in shares)	0.6	4.2
Number of other equity instruments outstanding in share-based payment arrangement (in shares)			4.8